Net Loss Attributable to Common Stockholders	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Net Loss Attributable to Common Stockholders [Abstract]
Net Loss Attributable to Common Stockholders
15.	Net Loss Attributable to Common Stockholders

Basic net loss per share attributable to the Company’s common stockholders is computed by dividing the net loss attributable to the Company’s common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is the same as basic net loss per share for all years presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss position in each period presented.

The following table presents the calculation of basic and diluted net loss per share:

	Three Months Ended March 31,
	2026	2025
Net loss attributable to common stockholders	$(6,941)	$(2,391)
Weighted-average shares outstanding, basic and diluted	29,292,167	25,157,539
Net loss per share, basic and diluted	$(0.24)	$(0.10)

The following outstanding potential shares of common stock were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	March 31, 2026	March 31, 2025
Redeemable convertible preferred stock	149,616,222	100,608,468
Outstanding stock options	13,503,590	15,667,899
Preferred stock warrants	110,000	220,000
Common stock warrants	7,277,404	7,277,404
Convertible notes	—	7,540,509
SAFE liability	—	24,606,557
Total	170,507,216	155,920,837

17.	Net Loss Attributable to Common Stockholders

Basic net loss per share attributable to the Company’s common stockholders is computed by dividing the net loss attributable to the Company’s common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is the same as basic net loss per share for all years presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss position in each period presented.

The following table presents the calculation of basic and diluted net loss per share:

	2025	2024
Net loss attributable to common stockholders	$(39,671)	$(30,064)
Weighted-average shares outstanding, basic and diluted	25,623,837	24,785,935
Net loss per share, basic and diluted	$(1.55)	$(1.21)

The following outstanding potential shares of common stock were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	2025	2024
Redeemable convertible preferred stock	145,182,811	100,608,468
Outstanding stock options	14,162,648	12,773,588
Preferred stock warrants	110,000	220,000
Common stock warrants	7,277,404	7,277,404
Convertible notes	—	7,399,609
SAFE liability	2,769,366	24,473,244
Total	169,502,229	152,752,313